Other Payables - Schedule Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Salaries and wages	€ 6,653	€ 6,014
Social security contributions	5,643	5,292
Vacation accrual	5,265	4,499
Withholding taxes on payroll and on others	1,928	1,966
Advance payment from the sale of a building (High Point, NC, USA)	0	3,658
Other accounts payable	5,595	5,277
Total	€ 25,084	€ 26,706